Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Share Capital	Issued shares

	2025	2024
	Number of shares	Number of shares
Ordinary shares	65,210,590	54,379,491
	65,210,590	54,379,491